Accrued expenses and prepaid revenues	12 Months Ended
Dec. 31, 2019
Accrued expenses and prepaid revenues
Accrued expenses and prepaid revenues	Note 20. Accrued expenses and prepaid revenues

Skr mn	Dec 31, 2019	Dec 31, 2018
Interest expenses accrued	2,541	2,542
Other accrued expenses and prepaid revenues	41	41
Total	2,582	2,583